Debt Discount	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Discount

Note 10 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Accumulated amortization of derivative discount amounted to $4,402,773 as of June 30, 2017 and December 31, 2016.

The Company recorded $197,332 and $474,283 amortization of debt discount expense for the three-months and six-months ended June 30 2016, respectively. The Debt Discount was fully amortized as of June 30, 2017 and no expense was incurred for the periods presented.

Note 9 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Accumulated amortization of derivative discount amounted to $4,402,773 as of December 31, 2016 and $4,153,611 for the year ended December 31, 2015.

The Company recorded a change in the value of embedded derivative liabilities income/(expense) of ($43,634,482) and ($19,416,295) for the twelve months ended December 31, 2016 and 2015, respectively.

The Company recorded derivative expense of ($2,268,021) and $0 for the three months ended and ($9,678,390) and $0 for the twelve months ended December 31, 2016 and 2015, respectively.

The Company recorded loss on disposition of debt as a result of conversion to Common Stock and Preferred Stock of ($47,879,109). The loss was a result of the conversion value of the shares received exceeded the face value of the note.